Distribution Date:	10/18/21	WFRBS Commercial Mortgage Trust 2012-C9
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard, | Stamford, CT 06901
		Master Servicer	Wells Fargo Bank, National Association
Reconciliation Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Administrator	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	20		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92930RAA0	0.673000%	86,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92930RAB8	1.829000%	110,387,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92930RBB7	2.870000%	444,199,000.00	379,055,499.56	0.00	906,574.40	0.00	0.00	906,574.40	379,055,499.56	44.42%	30.00%
A-SB	92930RBD3	2.445000%	96,213,000.00	17,559,747.30	1,815,990.31	35,777.99	0.00	0.00	1,851,768.30	15,743,756.99	44.42%	30.00%
A-S	92930RAC6	3.388000%	93,437,000.00	93,437,000.00	0.00	263,803.80	0.00	0.00	263,803.80	93,437,000.00	31.26%	21.13%
B	92930RAD4	3.840000%	64,485,000.00	64,485,000.00	0.00	206,352.00	0.00	0.00	206,352.00	64,485,000.00	22.18%	15.00%
C	92930RAE2	4.543000%	36,849,000.00	36,849,000.00	0.00	139,504.17	0.00	0.00	139,504.17	36,849,000.00	16.99%	11.50%
D	92930RAJ1	4.808747%	42,112,000.00	42,112,000.00	0.00	168,754.98	0.00	0.00	168,754.98	42,112,000.00	11.06%	7.50%
E	92930RAK8	4.808747%	21,057,000.00	21,057,000.00	0.00	84,381.50	0.00	0.00	84,381.50	21,057,000.00	8.10%	5.50%
F	92930RAL6	4.808747%	19,740,000.00	19,740,000.00	0.00	79,103.90	0.00	0.00	79,103.90	19,740,000.00	5.32%	3.63%
G	92930RAM4	4.808747%	38,165,081.66	37,786,085.96	0.00	195,668.12	0.00	0.00	195,668.12	37,786,085.96	0.00%	0.00%
V	92930RAS1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92930RAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,052,815,081.66	712,081,332.82	1,815,990.31	2,079,920.86	0.00	0.00	3,895,911.17	710,265,342.51

Notional Certificates
X-A	92930RAF9	1.855211%	830,407,000.00	490,052,246.86	0.00	757,625.07	0.00	0.00	757,625.07	488,236,256.55
X-B	92930RAG7	0.713109%	101,334,000.00	101,334,000.00	0.00	60,218.51	0.00	0.00	60,218.51	101,334,000.00
Notional SubTotal			931,741,000.00	591,386,246.86	0.00	817,843.58	0.00	0.00	817,843.58	589,570,256.55

Deal Distribution Total					1,815,990.31	2,897,764.44	0.00	0.00	4,713,754.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92930RAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92930RAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92930RBB7	853.34613441	0.00000000	2.04091950	0.00000000	0.00000000	0.00000000	0.00000000	2.04091950	853.34613441
A-SB	92930RBD3	182.50909233	18.87468752	0.37186233	0.00000000	0.00000000	0.00000000	0.00000000	19.24654984	163.63440481
A-S	92930RAC6	1,000.00000000	0.00000000	2.82333337	0.00000000	0.00000000	0.00000000	0.00000000	2.82333337	1,000.00000000
B	92930RAD4	1,000.00000000	0.00000000	3.20000000	0.00000000	0.00000000	0.00000000	0.00000000	3.20000000	1,000.00000000
C	92930RAE2	1,000.00000000	0.00000000	3.78583327	0.00000000	0.00000000	0.00000000	0.00000000	3.78583327	1,000.00000000
D	92930RAJ1	1,000.00000000	0.00000000	4.00728961	0.00000000	0.00000000	0.00000000	0.00000000	4.00728961	1,000.00000000
E	92930RAK8	1,000.00000000	0.00000000	4.00728974	0.00000000	0.00000000	0.00000000	0.00000000	4.00728974	1,000.00000000
F	92930RAL6	1,000.00000000	0.00000000	4.00728977	0.00000000	0.00000000	0.00000000	0.00000000	4.00728977	1,000.00000000
G	92930RAM4	990.06956926	0.00000000	5.12688855	(1.15939304)	4.97155572	0.00000000	0.00000000	5.12688855	990.06956926
V	92930RAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92930RAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92930RAF9	590.13501435	0.00000000	0.91235391	0.00000000	0.00000000	0.00000000	0.00000000	0.91235391	587.94814657
X-B	92930RAG7	1,000.00000000	0.00000000	0.59425770	0.00000000	0.00000000	0.00000000	0.00000000	0.59425770	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	906,574.40	0.00	906,574.40	0.00	0.00	0.00	906,574.40	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	35,777.99	0.00	35,777.99	0.00	0.00	0.00	35,777.99	0.00
X-A	09/01/21 - 09/30/21	30	0.00	757,625.07	0.00	757,625.07	0.00	0.00	0.00	757,625.07	0.00
X-B	09/01/21 - 09/30/21	30	0.00	60,218.51	0.00	60,218.51	0.00	0.00	0.00	60,218.51	0.00
A-S	09/01/21 - 09/30/21	30	0.00	263,803.80	0.00	263,803.80	0.00	0.00	0.00	263,803.80	0.00
B	09/01/21 - 09/30/21	30	0.00	206,352.00	0.00	206,352.00	0.00	0.00	0.00	206,352.00	0.00
C	09/01/21 - 09/30/21	30	0.00	139,504.17	0.00	139,504.17	0.00	0.00	0.00	139,504.17	0.00
D	09/01/21 - 09/30/21	30	0.00	168,754.98	0.00	168,754.98	0.00	0.00	0.00	168,754.98	0.00
E	09/01/21 - 09/30/21	30	0.00	84,381.50	0.00	84,381.50	0.00	0.00	0.00	84,381.50	0.00
F	09/01/21 - 09/30/21	30	0.00	79,103.90	0.00	79,103.90	0.00	0.00	0.00	79,103.90	0.00
G	09/01/21 - 09/30/21	30	233,988.16	151,419.79	0.00	151,419.79	(44,248.33)	0.00	0.00	195,668.12	189,739.83
Totals			233,988.16	2,853,516.11	0.00	2,853,516.11	(44,248.33)	0.00	0.00	2,897,764.44	189,739.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

	Reconciliation Detail
Advance Summary		Master Servicing Fee Summary
P & I Advances Outstanding	754,840.43	Current Period Accrued Master Servicing Fees	14,928.38
Servicing Advances Outstanding	20,086.05	Less Master Servicing Fees on Delinquent Payments	178.20
Reimbursement for Interest on P & I Advances paid from general collections	0.00	Less Reductions to Master Servicing Fees	0.00
Reimbursement for Interest on Servicing Advances paid from general collections	0.00	Plus Master Servicing Fees on Delinquent Payments Received	0.00
		Plus Adjustments for Prior Master Servicing Calculation	0.00
		Total Master Servicing Fees Collected	14,750.18

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,713,754.75
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,871,542.60	Master Servicing Fee	14,928.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,272.29
Interest Adjustments	0.00	Trustee Fee	278.84
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,097.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,871,542.60	Total Fees	18,577.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,802,251.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(47,537.53)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,227.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	(13,739.01)
		Other Expenses	511.11
Total Principal Collected	1,802,251.30	Total Expenses/Reimbursements	(58,537.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,897,764.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,815,990.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,713,754.75
Total Funds Collected	4,673,793.90	Total Funds Distributed	4,673,793.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	711,943,934.15	711,943,934.15	Beginning Certificate Balance	712,081,332.82
(-) Scheduled Principal Collections	1,802,251.30	1,802,251.30	(-) Principal Distributions	1,815,990.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	710,141,682.85	710,141,682.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	712,276,353.58	712,276,353.58	Ending Certificate Balance	710,265,342.51
Ending Actual Collateral Balance	710,508,787.60	710,508,787.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	137,398.67
Beginning Cumulative Advances	0.00	137,398.67	UC / (OC) Change	(13,739.01)
Current Period Advances	0.00	(13,739.01)	Ending UC / (OC)	123,659.66
Ending Cumulative Advances	0.00	123,659.66	Net WAC Rate	4.81%
			UC / (OC) Interest	550.60

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP	Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP
1,000,000 or less	1	502,230.02	0.07%	12	5.2300	3.962100	1.30 or less	16	184,453,901.44	25.97%	11	4.8338	0.866233
1,000,001 to 2,000,000	5	7,450,012.16	1.05%	12	5.1188	2.819104	1.31 to 1.40	3	44,226,516.88	6.23%	10	4.7757	1.358851
2,000,001 to 3,000,000	3	7,220,773.29	1.02%	12	4.7985	1.838190	1.41 to 1.50	1	6,788,483.84	0.96%	12	5.1800	1.476500
3,000,001 to 4,000,000	5	17,124,595.70	2.41%	12	5.1464	1.876713	1.51 to 1.60	2	110,239,567.93	15.52%	12	4.7528	1.586889
4,000,001 to 5,000,000	2	9,274,887.69	1.31%	11	4.9847	1.770961	1.61 to 1.70	2	13,540,409.75	1.91%	11	4.9255	1.631376
5,000,001 to 6,000,000	1	5,062,901.05	0.71%	11	5.6600	1.921500	1.71 to 1.80	2	14,933,498.32	2.10%	9	5.0178	1.767927
6,000,001 to 7,000,000	3	20,270,618.56	2.85%	12	4.9058	2.344096	1.81 to 1.90	1	10,955,575.39	1.54%	12	4.4300	1.826600
7,000,001 to 8,000,000	1	7,899,008.39	1.11%	12	4.9700	0.190400	1.91 to 2.00	4	32,837,518.46	4.62%	10	4.9616	1.944183
8,000,001 to 9,000,000	1	8,949,592.32	1.26%	9	4.9000	1.012000	2.01 to 2.10	1	18,078,220.89	2.55%	12	4.9700	2.035600
9,000,001 to 14,000,000	10	110,339,432.63	15.54%	11	4.9285	1.014910	2.11 to 2.20	1	2,604,054.93	0.37%	11	4.3800	2.176600
14,000,001 to 19,000,000	4	67,276,911.49	9.47%	12	4.7656	1.368232	2.21 to2.30	0	0.00	0.00%	0	0.0000	0.000000
19,000,001 to 29,000,000	3	70,836,094.37	9.97%	11	4.7109	1.388117	2.31 or Greater	8	26,357,629.50	3.71%	12	4.8939	2.976590
29,000,001 to 49,000,000	1	38,251,432.04	5.39%	10	4.6400	1.359600	Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760
49,000,001 to 69,000,000	0	0.00	0.00%	0	0.0000	0.000000
69,000,001 or Greater	1	94,556,887.62	13.32%	12	4.7450	1.598000
Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	40	245,126,305.52	34.52%	9	4.8621	NAP
							Defeased	40	245,126,305.52	34.52%	9	4.8621	NAP
Alaska	1	18,078,220.89	2.55%	12	4.9700	2.035600
							Lodging	9	96,616,988.67	13.61%	11	4.9906	0.832111
California	7	76,220,696.77	10.73%	11	4.6946	1.717549
							Mobile Home Park	9	40,629,480.18	5.72%	11	5.0197	2.100650
Florida	4	22,952,932.77	3.23%	10	4.8483	2.218329
							Multi-Family	1	10,955,575.39	1.54%	12	4.4300	1.826600
Illinois	2	17,982,826.56	2.53%	9	4.9000	1.049524
							Office	8	81,163,719.72	11.43%	11	4.8509	1.275236
Maryland	3	71,402,773.80	10.05%	11	4.7685	1.096997
							Retail	14	231,044,779.72	32.54%	11	4.7339	1.547044
Michigan	2	5,071,160.21	0.71%	11	5.2433	1.382824
							Self Storage	1	4,604,833.65	0.65%	12	5.0300	2.478200
Mississippi	1	11,740,257.53	1.65%	11	4.8500	1.291100
							Totals	82	710,141,682.85	100.00%	11	4.8400	1.477760
New Jersey	2	19,798,725.21	2.79%	12	4.8030	0.803756

New York	2	29,951,203.91	4.22%	11	4.7657	0.764527

North Carolina	1	5,062,901.05	0.71%	11	5.6600	1.921500

Ohio	1	2,105,966.32	0.30%	12	5.0400	1.975300

Pennsylvania	1	9,785,319.52	1.38%	11	4.8900	(0.278700)

South Carolina	1	3,464,332.80	0.49%	12	6.0900	1.340900

Tennessee	3	18,325,768.37	2.58%	10	4.7458	1.340695

Texas	8	42,954,994.96	6.05%	11	5.1402	1.359374

Virginia	3	110,117,296.66	15.51%	12	4.7256	1.657551

Totals	82	710,141,682.85	100.00%	11	4.8400	1.477760

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP	Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP
	4.500% or less	4	53,005,320.44	7.46%	11	4.4358	1.408013	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	150,707,228.61	21.22%	11	4.7135	1.571865	4 months or greater	41	465,015,377.33	65.48%	11	4.8284	1.415237
	4.751% to 5.000%	19	191,799,197.75	27.01%	11	4.8812	1.356059	Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760
	5.001% to 5.250%	10	48,778,888.12	6.87%	12	5.1050	1.360557
	5.251% to 5.500%	2	12,197,508.56	1.72%	11	5.3140	0.471577
	5.501% to 5.750%	1	5,062,901.05	0.71%	11	5.6600	1.921500
	6.001% or Greater	1	3,464,332.80	0.49%	12	6.0900	1.340900
	Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP	Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP
	60 months or less	41	465,015,377.33	65.48%	11	4.8284	1.415237	Interest Only	3	114,844,401.58	16.17%	12	4.7639	1.622628
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	13	113,731,832.85	16.02%	12	5.0050	0.883495
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	25	236,439,142.90	33.29%	11	4.7747	1.570280
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760	Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	245,126,305.52	34.52%	9	4.8621	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	2	11,904,823.02	1.68%	9	4.9905	1.871386
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	39	453,110,554.31	63.81%	11	4.8241	1.403252
	Totals	62	710,141,682.85	100.00%	11	4.8400	1.477760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000153	RT	North Chesterfield	VA	Actual/360	4.745%	374,679.78	198,800.82	0.00	N/A	10/01/22	--	94,755,688.44	94,556,887.62	10/01/21
3	440000128	RT	Newark	DE	Actual/360	4.640%	161,139.55	96,379.27	0.00	N/A	08/01/22	--	41,674,022.12	41,577,642.85	10/01/21
4	440000133	RT	Greenbelt	MD	Actual/360	4.640%	148,248.39	88,668.92	0.00	N/A	08/01/22	--	38,340,100.96	38,251,432.04	10/01/21
5	310915845	LO	George Town	CY	Actual/360	5.050%	138,787.12	107,965.74	0.00	N/A	08/01/22	--	32,979,117.49	32,871,151.75	10/01/21
7	440000152	OF	Portland	OR	Actual/360	4.686%	104,758.79	60,936.14	0.00	N/A	07/01/22	--	26,826,835.42	26,765,899.28	10/01/21
8	310914652	OF	Nashville	TN	Actual/360	4.950%	104,450.63	56,214.14	0.00	N/A	05/01/22	--	25,321,364.34	25,265,150.20	10/01/21
9	820915923	OF	Annapolis	MD	Actual/360	4.900%	103,341.86	55,876.15	0.00	N/A	10/01/22	--	25,308,209.52	25,252,333.37	10/01/21
10	310916187	RT	Northridge	CA	Actual/360	4.400%	85,332.62	54,880.43	0.00	N/A	10/01/22	--	23,272,533.43	23,217,653.00	10/01/21
11	310915184	MH	San Jose	CA	Actual/360	4.820%	90,040.57	50,630.99	0.00	N/A	08/01/22	--	22,416,738.99	22,366,108.00	10/01/21
12	310916372	LO	Anchorage	AK	Actual/360	4.970%	75,123.59	60,270.96	0.00	N/A	10/01/22	--	18,138,491.85	18,078,220.89	10/01/21
13	440000154	LO	East Rutherford	NJ	Actual/360	4.770%	68,953.35	58,782.24	0.00	N/A	10/01/22	--	17,346,755.41	17,287,973.17	10/01/21
14	100100014	IN	Oklahoma City	OK	Actual/360	4.830%	66,772.82	37,207.02	0.00	N/A	08/01/22	--	16,589,520.87	16,552,313.85	10/01/21
15	310915389	OF	Westbury	NY	Actual/360	4.500%	60,998.81	38,311.51	0.00	N/A	08/01/22	--	16,266,348.63	16,228,037.12	10/01/21
16	310912739	RT	Santa Rosa	CA	Actual/360	4.800%	62,925.96	48,808.46	0.00	N/A	10/01/22	--	15,731,488.77	15,682,680.31	10/01/21
18	100100018	LO	Troy	NY	Actual/360	5.080%	58,323.23	53,973.26	0.00	N/A	10/01/22	--	13,777,140.05	13,723,166.79	10/01/21
20	416000056	IN	Various	Various	Actual/360	4.860%	58,438.58	27,938.16	0.00	N/A	09/01/22	--	14,429,280.12	14,401,341.96	10/01/21
22	416000060	RT	Waco	TX	Actual/360	5.100%	51,150.35	39,480.82	0.00	N/A	10/01/22	--	12,035,376.62	11,995,895.80	10/01/21
23	310916617	OF	Pasadena	CA	Actual/360	5.100%	52,285.84	26,441.88	0.00	N/A	07/01/22	--	12,302,551.10	12,276,109.22	10/01/21
24	310916001	LO	Chattanooga	TN	Actual/360	4.750%	43,897.36	38,199.53	0.00	N/A	08/01/22	--	11,089,858.93	11,051,659.40	10/01/21
25	100100025	RT	Oxford	MS	Actual/360	4.850%	47,556.59	26,320.27	0.00	N/A	09/01/22	--	11,766,577.80	11,740,257.53	10/01/21
27	310915789	LO	Houston	TX	Actual/360	5.290%	47,133.63	34,685.32	0.00	N/A	09/01/22	--	10,691,938.99	10,657,253.67	11/01/20
28	310915388	RT	Key West	FL	Actual/360	4.980%	47,426.23	25,415.37	0.00	N/A	07/01/22	--	11,428,008.37	11,402,593.00	10/01/21
29	100100029	MF	Radford	VA	Actual/360	4.430%	40,539.56	25,795.00	0.00	N/A	10/05/22	--	10,981,370.39	10,955,575.39	10/05/21
30	310916371	LO	Collegeville	PA	Actual/360	4.890%	40,010.19	33,132.00	0.00	N/A	09/01/22	--	9,818,451.52	9,785,319.52	10/01/21
31	100100031	MH	West Palm Beach	FL	Actual/360	4.880%	42,378.50	23,069.15	0.00	N/A	07/05/22	--	10,420,942.35	10,397,873.20	10/05/21
32	100100032	OF	Houston	TX	Actual/360	4.970%	41,485.65	22,178.12	0.00	N/A	08/01/22	--	10,016,655.41	9,994,477.29	10/01/21
33	440000148	IN	Evansville	IN	Actual/360	4.725%	33,132.24	28,853.92	0.00	N/A	09/06/22	--	8,414,538.27	8,385,684.35	10/06/21
35	670915890	OF	Oak Brook	IL	Actual/360	4.900%	36,968.80	20,349.68	0.00	N/A	07/01/22	--	9,053,583.92	9,033,234.24	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	670915892	OF	Oak Brook	IL	Actual/360	4.900%	36,626.49	20,161.27	0.00	N/A	07/01/22	--	8,969,753.59	8,949,592.32	10/01/21
37	416000061	LO	Columbia	MD	Actual/360	4.970%	32,824.13	26,334.48	0.00	N/A	10/01/22	--	7,925,342.87	7,899,008.39	10/01/21
38	310915484	SS	Various	Various	Actual/360	4.900%	31,113.41	25,317.50	0.00	N/A	08/01/22	--	7,619,610.84	7,594,293.34	10/01/21
39	310915485	SS	Various	Various	Actual/360	4.850%	30,928.70	13,925.11	0.00	N/A	05/01/22	--	7,652,461.09	7,638,535.98	10/01/21
40	310915181	RT	Miami Gardens	FL	Actual/360	4.630%	26,479.56	15,704.42	0.00	N/A	10/01/22	--	6,862,953.97	6,847,249.55	10/01/21
41	100100041	MH	Weslaco	TX	Actual/360	5.180%	29,366.06	14,464.02	0.00	N/A	10/05/22	--	6,802,947.86	6,788,483.84	10/05/21
42	790916031	OF	Oakland	CA	Actual/360	4.910%	27,207.73	14,661.44	0.00	N/A	10/01/22	--	6,649,546.61	6,634,885.17	10/01/21
44	310915653	OF	Rancho Cucamonga	CA	Actual/360	4.750%	26,389.11	13,256.08	0.00	N/A	04/01/22	--	6,666,721.63	6,653,465.55	10/01/21
45	100100045	MH	Marion	IA	Actual/360	4.880%	23,946.44	13,119.38	0.00	N/A	09/01/22	--	5,888,468.30	5,875,348.92	10/01/21
46	440000132	LO	Clarksville	TN	Actual/360	4.940%	19,334.68	26,630.52	0.00	N/A	08/01/22	--	4,696,684.56	4,670,054.04	10/01/21
47	100100047	MF	Lansing	MI	Actual/360	4.790%	20,020.47	17,329.96	0.00	N/A	07/01/22	--	5,015,567.65	4,998,237.69	10/01/21
48	310916199	SS	Houston	TX	Actual/360	4.900%	21,480.94	11,689.48	0.00	N/A	09/01/22	--	5,260,637.40	5,248,947.92	10/01/21
49	100100049	MH	Fayetteville	NC	Actual/360	5.660%	23,927.97	10,166.25	0.00	N/A	09/01/22	--	5,073,067.30	5,062,901.05	10/01/21
50	416000055	RT	Various	Various	Actual/360	5.020%	19,530.91	10,209.51	0.00	N/A	09/01/22	--	4,668,744.44	4,658,534.93	10/01/21
51	100100051	MH	Sacramento	CA	Actual/360	5.080%	18,625.44	9,544.08	0.00	N/A	09/01/22	--	4,399,709.43	4,390,165.35	10/01/21
52	416000059	SS	Chantilly	VA	Actual/360	5.030%	19,331.53	7,062.64	0.00	N/A	10/01/22	--	4,611,896.29	4,604,833.65	10/01/21
53	100100053	LO	Lexington	SC	Actual/360	6.090%	17,633.80	10,308.21	0.00	N/A	10/01/22	--	3,474,641.01	3,464,332.80	10/01/21
54	670915991	RT	Canoga Park	CA	Actual/360	4.800%	14,215.54	7,951.57	0.00	N/A	10/01/22	--	3,553,884.03	3,545,932.46	10/01/21
55	410915381	OF	Farmington Hills	MI	Actual/360	5.140%	15,156.66	7,614.22	0.00	N/A	09/01/22	--	3,538,519.54	3,530,905.32	10/01/21
56	670915990	RT	Pacoima	CA	Actual/360	4.800%	13,239.80	7,405.78	0.00	N/A	10/01/22	--	3,309,948.87	3,302,543.09	10/01/21
57	100100057	RT	Sarasota	FL	Actual/360	4.880%	13,371.86	7,279.10	0.00	N/A	10/01/22	--	3,288,161.13	3,280,882.03	10/01/21
58	410916019	SS	Frisco	TX	Actual/360	5.100%	13,161.61	6,656.06	0.00	N/A	07/01/22	--	3,096,848.76	3,090,192.70	10/01/21
59	100100059	MH	Katy	TX	Actual/360	5.230%	12,989.84	6,293.96	0.00	N/A	10/05/22	--	2,980,459.88	2,974,165.92	10/05/21
62	100100062	RT	Marlton	NJ	Actual/360	5.030%	10,559.11	8,321.01	0.00	N/A	10/01/22	--	2,519,073.05	2,510,752.04	10/01/21
63	310916322	RT	Johnson City	TN	Actual/360	4.380%	9,527.46	6,209.32	0.00	N/A	09/01/22	--	2,610,264.25	2,604,054.93	10/01/21
64	100100064	MH	McAllen	TX	Actual/360	5.180%	10,518.63	7,930.25	0.00	N/A	10/05/22	--	2,436,748.91	2,428,818.66	10/05/21
65	100100065	RT	Findlay	OH	Actual/360	5.040%	8,874.34	6,972.58	0.00	N/A	10/01/22	--	2,112,938.90	2,105,966.32	10/01/21
67	100100067	MH	Fort Pierce	FL	Actual/360	5.300%	4,835.97	12,503.98	0.00	N/A	10/05/22	--	1,094,935.88	1,082,431.90	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
68	100100068	MH	Houston	TX	Actual/360	5.230%	7,237.20	3,506.63	0.00	N/A	10/05/22	--	1,660,542.14	1,657,035.51	10/05/21
69	810915519	OF	Ann Arbor	MI	Actual/360	5.480%	7,048.21	3,149.42	0.00	N/A	10/01/22	--	1,543,404.31	1,540,254.89	10/01/21
70	100100070	MH	Lancaster	CA	Actual/360	4.850%	5,958.11	3,276.50	0.00	N/A	10/05/22	--	1,474,171.24	1,470,894.74	10/05/21
71	100100071	MH	Pensacola	FL	Actual/360	4.770%	5,666.09	3,222.42	0.00	N/A	09/01/22	--	1,425,430.61	1,422,208.19	10/01/21
72	100100072	MH	Houston	TX	Actual/360	5.230%	5,938.21	2,877.24	0.00	N/A	10/05/22	--	1,362,496.07	1,359,618.83	10/05/21
73	100100073	MH	Conroe	TX	Actual/360	5.230%	2,196.00	1,631.64	0.00	N/A	10/05/22	--	503,861.66	502,230.02	10/05/21
Totals							2,871,542.60	1,802,251.30	0.00				711,943,934.15	710,141,682.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,951,901.64	5,890,828.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,459,246.58	2,040,790.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,554,683.00	1,055,072.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,404,184.75	1,183,124.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,377,240.97	1,648,414.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	28.96	0.00
12	2,576,830.35	3,666,920.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	932,136.99	1,270,285.10	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,280,232.26	917,596.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,989,046.25	1,101,825.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	226,352.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,359,746.42	544,367.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	901,786.79	1,401,218.79	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,254,766.49	619,889.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	843,547.00	552,133.09	07/01/19	06/30/20	09/13/21	3,433,711.29	141,811.57	66,506.24	754,840.43	0.00	0.00
28	1,540,578.00	1,216,427.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,138,738.06	753,716.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(173,103.99)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,770,338.00	772,874.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	597,491.00	423,840.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recen Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	668,225.00	395,026.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,028,906.00	54,630.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,628,737.59	792,342.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	645,866.00	608,716.75	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,423,439.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	868,650.00	675,554.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	695,495.00	600,808.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	398,219.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	406,939.00	258,422.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	455,449.52	228,195.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	581,617.87	299,767.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	500,444.72	250,222.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	540,761.42	363,109.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	411,402.00	155,451.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	424,242.00	224,879.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	375,639.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	636,823.00	314,476.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	108,882.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	310,539.73	142,367.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	188,617.00	63,795.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	403,713.00	266,231.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	151,414.00	138,441.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,215,194.04	31,516,332.01				3,433,711.29	141,811.57	66,506.24	754,840.43	28.96	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	10,657,253.67	0	0.00	1	10,657,253.67	0	0.00	0	0.00	0	0.00	4.840022%	4.804959%	11
09/17/21	0	0.00	0	0.00	1	10,691,938.99	0	0.00	1	10,691,938.99	0	0.00	0	0.00	0	0.00	4.840060%	4.804993%	12
08/17/21	0	0.00	0	0.00	1	10,724,903.03	0	0.00	1	10,724,903.03	0	0.00	0	0.00	0	0.00	4.840095%	4.805025%	13
07/16/21	0	0.00	0	0.00	1	10,757,717.59	0	0.00	0	0.00	0	0.00	0	0.00	1	9,392,838.84	4.840131%	4.802270%	14
06/17/21	0	0.00	0	0.00	1	10,791,961.97	0	0.00	0	0.00	1	8,001,520.31	1	27,479.58	0	0.00	4.840674%	4.802572%	15
05/17/21	0	0.00	0	0.00	2	18,850,800.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.840716%	4.802608%	16
04/16/21	0	0.00	0	0.00	2	18,910,561.64	0	0.00	0	0.00	0	0.00	1	13,739.79	0	0.00	4.840751%	4.802638%	17
03/17/21	0	0.00	0	0.00	2	18,967,363.18	0	0.00	0	0.00	0	0.00	0	0.00	1	2,263,134.66	4.840788%	4.802670%	18
02/18/21	0	0.00	0	0.00	2	19,032,051.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842086%	4.799189%	19
01/15/21	0	0.00	1	10,959,387.22	2	22,189,452.14	0	0.00	0	0.00	1	14,060,522.86	0	0.00	0	0.00	4.842070%	4.799220%	20
12/17/20	1	10,991,138.48	0	0.00	2	22,255,149.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842098%	4.799241%	21
11/18/20	0	0.00	0	0.00	2	22,323,675.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842128%	4.799262%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	310915789 11/01/20		10	6	66,506.24	754,840.43	19,380.98	11,024,358.38	10/20/20	7			08/03/21
Totals					66,506.24	754,840.43	19,380.98	11,024,358.38

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		6,653,466	6,653,466		0	0
7 - 12 Months		703,488,217	692,830,964		0	10,657,254
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	710,141,683	699,484,429	0	0	0	10,657,254
Sep-21	711,943,934	701,251,995	0	0	0	10,691,939
Aug-21	713,643,363	702,918,460	0	0	0	10,724,903
Jul-21	715,335,716	704,577,998	0	0	10,757,718	0
Jun-21	726,501,503	715,709,541	0	0	10,791,962	0
May-21	728,224,568	709,373,767	0	0	18,850,801	0
Apr-21	730,010,848	711,100,286	0	0	18,910,562	0
Mar-21	731,705,618	712,738,255	0	0	18,967,363	0
Feb-21	735,942,752	716,910,700	0	0	19,032,052	0
Jan-21	737,464,610	704,315,771	0	10,959,387	22,189,452	0
Dec-20	739,119,223	705,872,935	10,991,138	0	22,255,150	0
Nov-20	740,866,182	718,542,507	0	0	22,323,675	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	310915789	10,657,253.67	11,024,358.38	9,000,000.00	08/01/21	447,055.09	0.45530	06/30/20	09/01/22	190
Totals		10,657,253.67	11,024,358.38	9,000,000.00		447,055.09

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	310915789	LO	TX	10/20/20	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	440000154	18,076,387.16	4.77000%	18,076,387.16 4.77000%		10	07/28/20	08/01/20	09/11/20
18	100100018	0.00	5.08000%	0.00	5.08000%	8	09/30/20	08/01/20	--
27	310915789	0.00	5.29000%	0.00	5.29000%	10	08/31/20	06/06/20	10/13/20
37	416000061	8,026,328.46	4.97000%	8,026,328.46 4.97000%		8	04/22/21	04/22/21	--
Totals		26,102,715.62		26,102,715.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000144 02/16/18	35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70	0.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	440000144	01/17/19	0.00	0.00	378,995.70	0.00	0.00	108.49	0.00	0.00	378,995.70
		02/16/18	0.00	0.00	378,887.21	0.00	0.00	378,887.21	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	378,995.70	0.00	0.00	378,995.70	0.00	0.00	378,995.70

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	2,227.49	0.00	0.00	15,079.71	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	(62,617.24)	0.00	0.00	0.00	0.00	511.11	0.00
Total	0.00	0.00	2,227.49	0.00	0.00	(47,537.53)	0.00	0.00	0.00	0.00	511.11	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(44,798.93)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30